Shareholder Report, Line Graph (Details) 214930_Longview Advantage Fixed Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 09, 2026	Aug. 31, 2026
Longview Advantage Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Longview Advantage Fixed Income ETF NAV
Accumulated Value	$ 10,000	$ 9,806
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 9,908